STATEMENT OF CASH FLOWS - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit before tax	£ 39,271	£ 1,442
Adjustments for:
Depreciation and Amortization	11,511	6,027
Foreign exchange movements	589	271
Loss on disposal of tangible assets		66
Finance cost	2,142	157
Loss on sale of investment	629
Fair value change in digital assets through profit or loss	(1,628)	(2,342)
Impairment of intangible digital assets	535
Investment fair value movement	(183)
Share of loss from associate	1,198
Non-cash settlement of management fees	(1,561)
Revaluation of contingent consideration	(236)
Derecognition of contingent consideration	(352)
Stock based compensation	1,938	332
Working capital changes:
(Increase)/decrease in trade and other receivables	(13,628)	(90)
Increase/(decrease) in trade and other payables	12,289	(2,107)
(Increase) in digital assets	(80,331)	(1,236)
Net cash (used in)/generated from operating activities	(27,817)	2,520
Investing activities
Investment at fair value through profit or loss	(220)
Acquisition of subsidiaries, net of cash acquired	(664)
Investment in associate	(7,353)
Foreign exchange on investing activities		48
Interest received		1
Proceeds from sale of investment	772
Purchase of tangible fixed assets	(78,972)	(1,808)
Proceeds from disposal of tangible fixed assets		704
Purchase of digital assets	(15,009)
Proceeds from sale of digital assets	11,308
Mining equipment prepayment	(47,426)
Net cash used in investing activities	(137,564)	(1,055)
Financing activities
Increase/(decrease) in loans	22,239	(968)
Lease payments	(7,379)
Loan repayments	(1,196)
Interest paid	(122)	(157)
Proceeds from debt issue - net of issue costs	26,908
Proceeds from shares issued - net of issue costs	134,684	1,550
Net cash generated from/(used in) financing activities	175,133	425
Net increase in cash and cash equivalents	9,752	1,890
Cash and cash equivalents at beginning of period	2,051	161
Cash and cash equivalents at end of period	£ 11,803	£ 2,051